Subsequent Events (Details) - USD ($)			6 Months Ended
	Jul. 01, 2024	Mar. 06, 2024	Jun. 30, 2024
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Coverted ordinary shares	1,380,000
Issuance of ordinary shares	600,000
Drew down revolving bank credit facility (in Dollars)	$ 2,300,000
Subsequent Event [Member] | Borrowing [Member]
Subsequent Events (Details) [Line Items]
Repaid borrowings of underlying revolving bank credit facility (in Dollars)	$ 12,700,000
PIPE Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Stock isued during period shares additional ordinary shares	500,000
PIPE Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issuance of ordinary shares	600,000
Founder Shares [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Coverted ordinary shares			1,380,000
Founder Shares [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of founder shares	1,380,000
Founder Shares [Member] | Earnout Equities Vesting Agreement [Member]
Subsequent Events (Details) [Line Items]
Equity vesting shares			1,380,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase shares		600,000
Purchase price per share (in Dollars per share)		$ 10
Aggregate purchase price (in Dollars)		$ 6,000,000